Commitments and Contingencies - Future minimum charter hire receipts (Table) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2025	$ 386,672
2026	327,148
2027	281,845
2028	273,809
2029	254,578
Thereafter	618,311
Total	$ 2,142,363